COMMITMENTS AND CONTINGENCIES (Details)			6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) item shares	Mar. 22, 2022	Jun. 30, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) item shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	3		3	3
Underwriting discount (as a percent)			2.00%	2.00%
Underwriting discount paid | $			$ 2,300,000	$ 2,300,000
Deferred underwriting fees (as a percent)			3.50%	3.50%
Deferred underwriting commissions | $	$ 4,025,000		$ 4,025,000	$ 4,025,000
ARC | Founder Shares | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights				143,766
First Amendment to the Introducing Advisor Agreement | ARC
COMMITMENTS AND CONTINGENCIES
Percentage of success fee on any PIPE that was brought by ARC		5.00%
Second Amendment to the Introducing Advisor Agreement | ARC | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares granted				1,378,517
Second Amendment to the Introducing Advisor Agreement | ARC | Founder Shares | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares granted	1,378,517			1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights	143,766			143,766
Over-Allotment Option
COMMITMENTS AND CONTINGENCIES
Overallotment option period			45 days	45 days
Number of units issued			1,500,000	1,500,000